Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 33,067	$ 39,950
Allowance for doubtful accounts	322	515
Royalties	1,379	1,249
Provisions and other assets	12,474	7,409
Total Deferred Tax Assets	47,242	49,123
Less valuation allowance	(42,584)	(45,526)	$ (46,189)	$ (45,969)
Total Deferred Tax Assets, net	4,658	3,597
Property and equipment		(54)
Others		(948)
Total Deferred Tax Liabilities		(1,002)
Total Deferred Tax	$ 4,658	$ 2,595